FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2016	2015
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	—
Cross currency interest rate swaps	37,101	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	—
Cross currency interest rate swaps	2,208	—
Total derivative instruments - short-term liabilities	39,309	—
Designated derivative instruments -long-term liabilities:
Interest rate swaps	10,134	11,458
Cross currency interest rate swaps	41,716	87,642
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,388	2,897
Cross currency interest rate swaps	8,218	11,645
Total derivative instruments - long-term liabilities	61,456	113,642

(in thousands of $)	2016	2015
Designated derivative instruments -short-term assets:
Interest rate swaps	110	—
Total derivative instruments - short-term assets	110	—
Designated derivative instruments -long-term assets:
Interest rate swaps	4,540	487
Non-designated derivative instruments -long-term assets:
Interest rate swaps	1,502	313
Total derivative instruments - long-term assets	6,042	800

Schedule of interest rate swap transactions designated as hedges against specific loans
Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2016, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$28,680 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$30,233 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$44,873 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$145,667 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$35,467 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$108,375 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$110,500 (reducing to $70,125)	January 2017	January 2022	1.56% - 3.09%
$31,547 (reducing to $19,413)	September 2015	March 2022	1.67%
$200,156 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%

*
These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and the NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK600 million	US$105.4 million	October 2012	October 2017
NOK900 million	US$151.0 million	March 2014	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2016, and 2015, are as follows:

	2016	2016	2015	2015
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale securities	118,489	118,489	199,594	199,594
Floating rate NOK bonds due 2017	65,445	65,955	63,681	63,719
Floating rate NOK bonds due 2019	87,801	86,026	85,434	79,549
3.75% unsecured convertible bonds due 2016	—	—	117,500	118,021
3.25% unsecured convertible bonds due 2018	184,202	201,206	350,000	378,315
5.75% unsecured convertible bonds due 2021	225,000	224,366	—	—
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	110	110	—	—
Interest rate/ currency swap contracts – long-term receivables	6,042	6,042	800	800
Interest rate/ currency swap contracts – short-term payables	39,309	39,309	—	—
Interest rate/ currency swap contracts – long-term payables	61,456	61,456	113,642	113,642

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2016, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities	118,489	118,489
Interest rate/ currency swap contracts – short-term receivables	110		110
Interest rate/ currency swap contracts - long-term receivables	6,042		6,042
Total assets	124,641	118,489	6,152	—
Liabilities:
Floating rate NOK bonds due 2017	65,955	65,955
Floating rate NOK bonds due 2019	86,026	86,026
3.25% unsecured convertible bonds due 2018	201,206	201,206
5.75% unsecured convertible bonds due 2021	224,366	224,366
Interest rate/ currency swap contracts – short-term payables	39,309		39,309
Interest rate/ currency swap contracts – long-term payables	61,456		61,456
Total liabilities	678,318	577,553	100,765	—

The above fair values of financial assets and liabilities as at December 31, 2015, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2015	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities	199,594	199,594		—
Interest rate/ currency swap contracts – long-term receivables	800		800
Total assets	200,394	199,594	800	—
Liabilities:
Floating rate NOK bonds due 2017	63,719	63,719
Floating rate NOK bonds due 2019	79,549	79,549
3.75% unsecured convertible bonds due 2016	118,021	118,021
3.25% unsecured convertible bonds due 2018	378,315	378,315
Interest rate/ currency swap contracts – long-term payables	113,642		113,642
Total liabilities	753,246	639,604	113,642	—

Schedule of changes in the fair values of the asset with Level 3 valuation